Shareholder’s Equity (Details) - $ / shares			1 Months Ended	9 Months Ended	12 Months Ended
	May 01, 2025	Mar. 31, 2021	Mar. 31, 2021	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023	Jun. 30, 2025	Mar. 31, 2025	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Dec. 31, 2022	Jul. 27, 2022
Shareholders’ Equity [Line Items]
Ordinary shares, par value (in Dollars per share)
Ordinary shares issued				17,394,226	13,594,530	13,594,530
Ordinary shares outstanding				17,394,226	13,594,530	13,594,530
Warrant term				5 years	5 years
Warrant [Member]
Shareholders’ Equity [Line Items]
Warrants underlying													4,530,000
Exercised shares		120,000	120,000
2020 Equity Incentive Plan [Member]
Shareholders’ Equity [Line Items]
Number of granted shares	997,300
2021 Equity Incentive Plan [Member]
Shareholders’ Equity [Line Items]
Number of granted shares	2,802,396
Ordinary Shares [Member]
Shareholders’ Equity [Line Items]
Ordinary shares, par value (in Dollars per share)
Voting rights				one	one
Ordinary shares issued				17,394,226	13,594,530	13,594,530
Ordinary shares outstanding				17,394,226	13,594,530	13,594,530	17,394,226	13,594,530	13,594,530	13,594,530	13,594,530	12,978,504
Exercised shares						616,026
Chardan Capital Markets, LLC [Member]
Shareholders’ Equity [Line Items]
Warrants underlying		120,000	120,000
Sponsor [Member]
Shareholders’ Equity [Line Items]
Warrants underlying				282,000
Preferred Shares [Member]
Shareholders’ Equity [Line Items]
Preferred shares par value (in Dollars per share)
Preferred shares designated
Preferred shares issued
Preferred shares outstanding
Sponsor [Member]
Shareholders’ Equity [Line Items]
Warrants underlying		282,000	282,000